Bank Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bank Borrowings [Line Items]
Interest related bank borrowings	$ 44,015	$ 60,541	$ 35,673
Minimum [Member]
Bank Borrowings [Line Items]
Fixed rate	7.56%
Repayable instalments	5 years
Maximum [Member]
Bank Borrowings [Line Items]
Fixed rate	9.22%
Repayable instalments	3 years